Cash and cash equivalents and short-term financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and short-term financial assets
Schedule of cash and cash equivalents by currency

	As of
	December 31,
In CHF thousands	2025	2024
Cash and cash equivalents	26,795	36,275
Total	26,795	36,275
By currency
CHF	21,815	20,798
EUR	3,632	7,308
USD	1,221	8,169
Other	127	—
Total cash and cash equivalents	26,795	36,275

Schedule of short-term financial assets

	As of
	December 31,
In CHF thousands	2025	2024
Short-term financial assets due in one year or less	64,617	129,214
Total	64,617	129,214
By currency
CHF	37,068	95,006
EUR	17,384	18,705
USD	10,165	15,503
Total short-term financial assets	64,617	129,214